Share-based compensation - Summary of share options outstanding (Details)	3 Months Ended
	Mar. 31, 2023 shares $ / shares	Mar. 31, 2022 shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	1,535,478	1,281,005	1,349,001	1,283,088
Weighted average remaining contractual life of options outstanding	5 years 6 months 25 days	6 years 4 months 20 days
Number of options exercisable (in shares)	1,003,393	891,286
0.0001 - 1.09
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	784,368	784,368
Weighted average remaining contractual life of options outstanding	4 years 2 months 15 days	5 years 2 months 15 days
Number of options exercisable (in shares)	784,368	748,368
0.0001 - 1.09 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 0.0001	$ 0.0001
0.0001 - 1.09 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 1.09	$ 1.09
8.86 - 11.06
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	51,811	54,553
Weighted average remaining contractual life of options outstanding	7 years 8 months 15 days	8 years 5 months 19 days
Number of options exercisable (in shares)	35,126	23,826
8.86 - 11.06 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 8.86	$ 8.86
8.86 - 11.06 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 11.06	$ 11.06
15.79 - 16.00
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	246,312	275,697
Weighted average remaining contractual life of options outstanding	6 years 6 months 10 days	7 years 6 months 10 days
Number of options exercisable (in shares)	139,060	100,509
15.79 - 16.00 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 15.79	$ 15.79
15.79 - 16.00 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 16.00	$ 16.00
26.43 - 95.12
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)	452,987
Weighted average remaining contractual life of options outstanding	7 years 6 months 25 days
Number of options exercisable (in shares)	44,839
26.43 - 95.12 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 26.43
26.43 - 95.12 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares	$ 95.12
26.43 - 64.19
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options outstanding (in shares)		166,387
Weighted average remaining contractual life of options outstanding		9 years 3 months 29 days
Number of options exercisable (in shares)		18,583
26.43 - 64.19 | Minimum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 26.43
26.43 - 64.19 | Maximum
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price range (in cad per share) | $ / shares		$ 95.12